Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) fixed_asset reporting_unit	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Advertising expense | $	$ 28	$ 28	$ 33
Number of principle types of fixed assets | fixed_asset	2
Number of reporting units | reporting_unit	3
Period of annual installments for jackpot liabilities, low end of range	19 years
Period of annual installments for jackpot liabilities, high end of range	25 years
Historical lump sum payout election rate (as a percent)	80.00%